Investment Objectives and Goals - Tuttle Capital UFO Disclosure ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital UFO Disclosure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tuttle Capital UFO Disclosure ETF (the “Fund”) seeks capital appreciation.